Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (6,571)	$ (6,433)	$ (8,393)
Adjustments to reconcile loss to net cash used:
Depreciation of property, plant and equipment	14	19	18
Share-based payment	535	192	309
Decrease in severance pay, net			(152)
Changes in fair value of warrants liability exercisable into shares		(72)	(232)
Changes in fair value of short-term investment (previously long-term)	644	5
Gain from sale of investment in previously consolidated subsidiaries (a)		(769)
Exchange differences on balances of cash and cash equivalents	89	83	82
Adjustments for reconcile profit loss	1,282	(542)	25
Working capital adjustments:
Increase in accounts receivable, prepaid expenses and lease deposit	(853)	(2,907)	(1,397)
Decrease in trade payable	644	293	816
Increase (decrease) in deferred revenues	1,218	(289)	335
Increase (decrease) in other accounts payable	125	906	(100)
Adjustments for working capital	1,134	(1,997)	(346)
Net cash used in operating activities	(4,155)	(8,972)	(8,714)
Cash flows from investing activities:
Purchase of property, plant and equipment	(33)	(7)	(10)
Proceeds from sale of investments in previously consolidated subsidiaries (a)		(22)
Net cash used in investing activities	(33)	(29)	(10)
Cash flows from financing activities:
Issuance of share capital and warrants, net of issuance expenses	4,387	4,474
Net cash provided by financing activities	4,387	4,474
Exchange differences on balances of cash and cash equivalents	(89)	(83)	(82)
Increase (decrease) in cash and cash equivalents	110	(4,610)	(8,806)
Cash and cash equivalents at the beginning of the year	3,505	8,115	16,921
Cash and cash equivalents at the end of the year	3,615	3,505	8,115
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	4	29	29
Cash received during the year for interest	$ 51	$ 69	$ 89